Share-based payment plans - Movements in number and WAEP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	5,983,452	6,197,848	7,177,500
Number of units granted during the year	312,000	250,000	230,000
Number of units forfeited during the year	(452,992)	(269,082)	(336,365)
Number of units exercised during the year	0	(14,814)	(431,790)
Number of units expired during the year	(70,500)	180,500	(441,497)
Number of units outstanding at period end	5,771,960	5,983,452	6,197,848
Number of units exercisable at period end	5,114,422	5,194,187	4,900,052
WAEP of units outstanding at January 1, (in usd per unit)	$ 3.50	$ 3.59	$ 3.55
WAEP of units granted during the year (in usd per unit)	0.89	1.93	3.39
WAEP of units forfeited during the year (in usd per unit)	2.56	2.84	4.75
WAEP of units exercised during the year (in usd per unit)	0.00	1.85	2.28
WAEP of units expired during the year (in usd per unit)	1.34	5.67	3.25
WAEP of units outstanding at period end (in usd per unit)	3.46	3.50	3.59
WAEP of units exercisable at period end (in usd per unit)	$ 3.55	3.62	3.90
Weighted average share price of options at exercise date (in usd per option)		$ 2.20	$ 3.49
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	180,500	151,500
Number of units outstanding at period end	177,500	180,500	151,500
Number of units exercisable at period end	160,833	143,833	131,917
WAEP of units outstanding at January 1, (in usd per unit)	$ 2.75	$ 3.29
WAEP of units outstanding at period end (in usd per unit)	2.70	2.75	$ 3.29
WAEP of units exercisable at period end (in usd per unit)	$ 2.84	$ 3.11	$ 3.51